FORM N-SAR
               SEMI-ANNUAL REPORT
               FOR REGISTERED INVESTMENT
               COMPANIES

               Report for six month perid ending:       //      (a)

               or fiscal year ending: 12/31/97 (b)

               Is this a transition report?  (Y/N)  N

               Is this an amendment to a previous filing?  (Y/N)   N

               Those items or sub-items with a "* " after the item number should be completed only if the answer has changed from the previous filing on this form.


                1. A. Registrant Name:The Variable Annuity Life Insurance Company - Separate Account A

                B.  File Number: 811- 3240

                C.  Telephone Number: (713) 831-5301

                2.   A.  Street: 2929 Allen Parkway

                B.  City: Houston   C.  State: TX       D.  Zip Code:
               77019 Zip Ext:

                E.  Foreign Country:                         Foreign Postal
                Code:

                3.   Is this the first filing on this form by Registrant?
               (Y/N)         N

               4.   Is this the last filing on this form by Registrant?
               (Y/N)          N

               5.   Is Registrant a small business investment
               company (SBIC)?  (Y/N)               N
               [If answer is "Y" (Yes), complete only items 89 through 110.]

               6.   Is Registrant a unit investment trust (UIT)?
               (Y/N)                Y
               [If answer is "Y" (Yes) complete only items 111 through 132.]

               7.   A.  Is Registrant a series or multiple portfolio
               company?          (Y/N)        N
               [If answer is "N" (No), go to item 8.]

               8. B. How many separate series or portfolios did Registrant have at the end of the period?



               For period ending   12-31-97
               File number 811-3240

               123. * State the total value of the additional units considered in answering item 122 ($000's omitted)

               ______________________________$________

               124. * State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)

               ______________________________$_______

               125. * State the total dollar amount of sales loads collected (before reallowances to to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)________________________________________$________

               126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)__$_______

               127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

               Number of  Total Assets   Total Income   Series
               ($000's   Distributions Investing
                         omitted)  ($000's omitted)

               A.  U.S. Treasury direct issue________  ______
               $________ $___________

               B.  U.S. Government agency_________     _______
                $________ $___________

               C.  State and municpal tax-free_______  _______
               $________ $___________

               D.  Public utility debt_______________  _______
               $________ $___________

               E.  Brokers or dealers debt or debt of
               Brokers or dealers' parent________ _______
               $________ $___________

               F.  All other corporate intermed. & long-
               term debt______________________    _______
               $________ $___________

               G.  All other corporate short-term debt_     _______
                $________ $___________

               H.  Equity securites of brokers or dealers
               or parents of brokers or dealers____   _______
               $________ $___________

               I.  Investment company equity securities__
               _______   $________ $___________

               J.  All other equity securities___________        1
                $10,327,314    $___________

               K.  Other securities__________________  _______
               $________ $___________

               L.  Total assets of all series of Registrant_           1
               $10,327,314    $___________


               For period ending 12-31-97
               File number 811 - 3240

               128. * Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?

               (Y/N)_______________________________________________________

               [If answer is "N" (No), go to item 131.]

               129. * Is the issuer of any instrument covered in
               item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)__________________________

               [If answer is "N" (No), go to item 131.]

               130. * In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?
               (Y/N)____________

               131.  Total expenses incurred by all series of
               Registrant during the current reporting period
               ($000's omitted)               $90,449

               132. * List the "811" (Investment Company Act of
               1940) registration number for all Series of Registrant that are being included in this filing:

               811-_____ 811-_____ 811-_____ 811-_____
               811-_____ 811-_____ 811-_____ 811-_____
               811-_____ 811-_____ 811-_____ 811-_____
               811-_____ 811-_____ 811-_____ 811-_____
               811-_____ 811-_____ 811-_____ 811-_____
               811-_____ 811-_____ 811-_____ 811-_____
               811-_____ 811-_____ 811-_____ 811-_____
               811-_____ 811-_____ 811-_____ 811-_____
               811-_____ 811-_____ 811-_____ 811-_____
               811-_____ 811-_____ 811-_____ 811-_____
               811-_____ 811-_____ 811-_____ 811-_____
               811-_____